OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments (Unaudited)
September 30, 2024
	Shares	Value
COMMON STOCKS – 93.5%
ARGENTINA – 0.4%
YPF SA, ADR(a)	61,602	$1,306,579
Total ARGENTINA		1,306,579
BRAZIL – 9.4%
Banco Bradesco SA, ADR	1,008,843	2,683,522
Centrais Eletricas Brasileiras SA	304,184	2,194,400
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	127,496	2,112,412
Itau Unibanco Holding SA, ADR	616,412	4,099,140
Localiza Rent a Car SA	337,175	2,553,090
Lojas Renner SA	1,169,519	3,864,263
Petroleo Brasileiro SA, ADR	279,979	4,034,497
Vale SA, ADR	440,299	5,142,692
XP, Inc.	37,807	678,258
Total BRAZIL		27,362,274
CHINA – 39.7%
Alibaba Group Holding Ltd.	982,646	14,593,135
Aluminum Corp. of China Ltd.	6,776,753	7,967,746
China Construction Bank Corp.	5,797,938	4,323,524
China Mengniu Dairy Co. Ltd.	306,058	717,905
China Merchants Bank Co. Ltd.	619,088	3,000,019
China Petroleum & Chemical Corp.	4,112,760	2,528,911
China Resources Land Ltd.	957,723	3,445,227
CITIC Securities Company Ltd.	794,713	2,068,060
Daqo New Energy Corporation, ADR(a)	41,607	847,535
DiDi Global, Inc., ADR(a)	393,289	1,848,458
Galaxy Entertainment Group Ltd.	676,264	3,339,519
H World Group Ltd., ADR	82,890	3,083,508
Haidilao International Holding Ltd.(b)	381,178	912,254
JD.com, Inc., ADR	137,889	5,515,560
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	423,117	3,115,134
JOYY, Inc., ADR	66,681	2,416,519
Kanzhun Ltd., ADR	149,510	2,595,494
Longfor Group Holdings Ltd.(b)	1,893,160	3,567,362
Meituan(a)(b)	304,901	6,474,691
NetEase, Inc., ADR	17,217	1,609,962
PDD Holdings, Inc., ADR(a)	20,031	2,700,379
PetroChina Co. Ltd.	3,459,080	2,790,344
Ping An Insurance Group Co. of China Ltd.	936,694	5,881,998
Tencent Holdings Ltd.	277,076	15,406,781
Trip.com Group Ltd., ADR(a)	57,100	3,393,453
Wuliangye Yibin Co. Ltd.	134,232	3,071,316
Yihai International Holding Ltd.	367,829	752,303
Yum China Holdings, Inc.	71,808	3,232,796
ZEEKR Intelligent Technology Holding Ltd., ADR(a)	52	1,150
Zijin Mining Group Co. Ltd.	1,982,155	4,425,454
Total CHINA		115,626,497
GREECE – 1.1%
Alpha Services and Holdings SA	1,818,319	3,157,483
Total GREECE		3,157,483
INDIA – 6.4%
GAIL INDIA Ltd. GDR(a)(c)	168,894	2,844,550
HDFC Bank Ltd., ADR	78,064	4,883,684
Infosys Ltd., ADR	124,325	2,768,718
Larsen & Toubro Ltd., GDR	95,393	4,238,119
Reliance Industries Ltd., GDR(b)	57,690	4,020,677
Total INDIA		18,755,748
INDONESIA – 4.0%
Bank Rakyat Indonesia Persero Tbk PT	9,600,536	3,139,974
Freeport-McMoRan, Inc.	168,350	8,404,032
Total INDONESIA		11,544,006
KAZAKHSTAN – 0.2%
Air Astana JSC, GDR(a)	79,187	538,472
Total KAZAKHSTAN		538,472
MEXICO – 1.7%
Fresnillo PLC	319,955	2,623,582
Ternium SA, ADR	59,229	2,186,142
Total MEXICO		4,809,724
RUSSIA – 0.0%
Sberbank of Russia PJSC, ADR(a)(d)	39,273	–
Total RUSSIA		–
SAUDI ARABIA – 2.5%
Al Rajhi Bank	180,764	4,212,397
Saudi Arabian Oil Co.(b)	435,488	3,149,213
Total SAUDI ARABIA		7,361,610
SOUTH AFRICA – 9.3%
Absa Group Ltd.	453,277	4,602,687
Anglogold Ashanti PLC	390,774	10,406,311
Aspen Pharmacare Holdings Ltd.	170,654	1,922,424
FirstRand Ltd.	694,463	3,331,550
Foschini Group Ltd.	312,232	2,822,964
Impala Platinum Holdings Ltd.(a)	185,609	1,040,289
Mr Price Group Ltd.	180,773	2,830,253
Total SOUTH AFRICA		26,956,478
SOUTH KOREA – 9.1%
Amorepacific Corp.	23,698	2,653,182
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	18,925	2,703,188
KB Financial Group, Inc.	44,377	2,738,163
LG H&H Co. Ltd.	6,891	1,986,094
Samsung Electronics Co. Ltd.	190,316	8,895,144
Samsung Fire & Marine Insurance Co. Ltd.	11,534	3,048,415
Samsung Heavy Industries Co. Ltd.(a)	320,742	2,460,490
SK Hynix, Inc.	16,218	2,170,565
Total SOUTH KOREA		26,655,241
TAIWAN – 8.5%
MediaTek, Inc.	70,376	2,593,746
Taiwan Semiconductor Manufacturing Co. Ltd.	642,877	19,385,412
Uni-President Enterprises Corp.	1,043,804	2,855,982
Total TAIWAN		24,835,140
THAILAND – 1.2%
Charoen Pokphand Foods PCL	4,789,027	3,550,419
Total THAILAND		3,550,419
TOTAL COMMON STOCKS (Cost $228,303,440)		272,459,671
EXCHANGE TRADED FUNDS — 4.3%
INDIA – 4.3%
iShares MSCI India ETF(a)	213,502	12,496,272
Total INDIA		12,496,272
TOTAL EXCHANGE TRADED FUNDS (Cost $11,448,354)		12,496,272
Total Investments – 97.8% (Cost $239,751,794)		284,955,943
Other Assets in Excess of Liabilities – 2.2%		6,332,538
TOTAL NET ASSETS – 100.0%		$291,288,481

The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2024, the total value of all such securities was $18,124,197 or 6.2% of net assets.

(c)
Regulation S security. These securities may be subject to transfer restrictions as defined by Regulation S. As of September 30, 2024, the total value of all such securities was $2,844,550 or 1.0% of net assets.

(d)
These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs. As of September 30, 2024, the total value of all such securities was $0 or 0.0% of net assets.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

Oaktree Emerging Markets Equity Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2024:
	Level 1	Level 2	Level 3		Total
Common Stocks:
Argentina	$1,306,579	$–	$–		$1,306,579
Brazil	27,362,274	–	–		27,362,274
China	28,999,508	86,626,989	–		115,626,497
Greece	–	3,157,483	–		3,157,483
India	7,652,402	11,103,346	–		18,755,748
Indonesia	8,404,032	3,139,974	–		11,544,006
Kazakhstan	538,472	–	–		538,472
Mexico	2,186,142	2,623,582	–		4,809,724
Russia	–	–	–	(1)	–
Saudi Arabia	–	7,361,610	–		7,361,610
South Africa	17,831,962	9,124,516	–		26,956,478
South Korea	–	26,655,241	–		26,655,241
Taiwan	–	24,835,140	–		24,835,140
Thailand	–	3,550,419	–		3,550,419
Total Common Stocks	94,281,371	178,178,300	–		272,459,671
Exchange Traded Funds:
India	12,496,272	–	–		12,496,272
Total Exchange Traded Funds	12,496,272	–	–		12,496,272
Total	$106,777,643	$178,178,300	$–		$284,955,943

For further information regarding security characteristics, see the Schedule of Investments.

(1) Investment is categorized as a Level 3 security that is effectively valued at zero.